RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Management Fees			$ 134,750	$ 29,700
Due To Director			$ 0	$ 1,308
Chris White [Member]
Management Fees	$ 12,500	$ 0
Net wages	25,620	0
Troy Wilkinson [Member]
Management Fees	107,500	0
Shannon Wilkinson [Member]
Management Fees	66,500	81,000
Net wages	$ 34,099	$ 0